Contingent Liabilities	3 Months Ended
Jun. 30, 2011
Contingent Liabilities
Contingent Liabilities

Note 8– Contingent Liabilities

Lawsuit by Gary Harrison

In the first quarter of 2009 a dispute arose with Gary Harrison regarding his consulting responsibilities with the Company.  In a settlement of the matter, the Company agreed to pay Mr. Harrison $67,857 together with interest that accrues at 8% per annum.  The payment came due on January 25, 2010.  The Company was unable to make the payment and the parties agreed upon a six month extension of the payment due date to July 25, 2010.  The Company was unable to make payment on July 25, 2010.  This amount has been accrued in the accompanying condensed consolidated balance sheet in settlement liabilities.

On September 28, 2010, Mr. Harrison filed a lawsuit against the Company in the Circuit Court of the Thirteenth Judicial Circuit in and for Hillsborough County Florida, Civil Division, Division J, Case Number 10019528.  The suit seeks to collect $67,857 pursuant to the settlement agreement together with post default interest at the rate of 18% per annum.  The suit was served upon the Company on November 11, 2010.  The Company had until December 1, 2010, to answer the complaint.  Due to a lack of funding, the Company was not able to retain legal counsel for the purpose of answering the complaint within the allotted time.  On April 5, 2011, the court entered a default judgment against the Company in the amount of $88,949.80. To date, to the knowledge of the Company, no legal action has been taken to enforce the judgment.

Lawsuit by Brown and Goldfarb, LLC

Effective January 1, 2010, the Company entered into an agreement with Brown and Goldfarb, LLC, wherein the Company was granted an exclusive license to sell a therapeutic device for thermally assisted urinary function.  On April 28, 2010, the Company was sued by Brown and Goldfarb, LLC in the Circuit Court of the Thirteenth Judicial Circuit, in and for Hillsborough County, Florida, Division K, Case Number 10008285, for failure to pay cash advance fees of $40,000 and issue 250,000 shares of Company common stock required by the Agreement.  The parties settled the lawsuit by the Company agreeing to pay $10,000 on September 30, 2010 and $15,000 on July 30, 2010.

The Company was unable to make the first payment and as a result, default judgment was entered against the Company in the amount of $50,000 on July 13, 2010.  Brown and Goldfarb has agreed to not execute on their judgment if they receive payment of $25,000.  So far the Company has only been able to pay $5,000.  The Company has accrued $50,000 to reflect the liability to the Company as a result of the default judgment. At the present time the parties are negotiating a settlement whereby the Company will pay an additional $5,000 and the rest of the payment will be in stock. Until the Company has the requisite $5,000, this arrangement cannot be finalized.

Default on Buy Back Agreements

In February, 2009, the Company was contacted by three investors requesting the Company buy back their investments.  The Company agreed to do so.  The combined investment price was $235,000 and was to be paid by the Company over time on monthly payments.  The Company was only able to make the first two payments and has now been in default on the agreements for two years.  The Company has accrued for the settlements in the accompanying Consolidated Balance Sheet. However, no legal action has been brought to enforce the agreements and the investors have not contacted the Company in over a year.

Claims by two additional Shareholders

On August 21, 2010, a convertible note issued by the Company came due in favor of Mr. Michael Buckley in the amount of $200,000.  Interest was discounted at the inception of the note so the $200,000 is the full amount due.  Mr. Buckley has opted to not convert the note and is demanding payment in cash from the Company.   The Company is unable to make payment.  Mr. Buckley has hired legal counsel who has contacted the Company.  Mr. Buckley has a perfected security interest in all of the assets of the Company.  The perfected security interest was put in place by making UCC-1 filings with the states of Florida and Delaware on October 27, 2010, and October 29, 2010, respectively and by filing an assignment of patents with respect to the two patents owned by Company, with the United States Patent and Trademark Office on November 4, 2010.  If the Company is not successful in paying this obligation or otherwise working out a solution to the satisfaction of Mr. Buckley, Mr. Buckley will be in a position to take over all of the assets of the Company potentially shutting down all business operations.  In July, 2011, the Company received court documentation whereby Mr. Buckley is foreclosing on the patent rights belonging to the Company that are subject to Mr. Buckley’s lien. An additional note in the amount of $100,000 payable to Michael Buckley has also recently come due so a combined amount of $300,000 is now owed to Mr. Buckley by the Company. Management is working diligently with Mr. Buckley to work out a solution for these receivables.

 In July, 2010, a convertible note issued by the Company came due in favor of Mr. Louis Fiorica in the amount of $10,000.  Mr. Fiorica has decided to not convert the note and is demanding payment of $10,000 plus interest.  The Company is not in a position to make payment.  To date, no legal action has been taken by Mr. Fiorica against the Company

Note to John Cawood

Ninety days ago, a note payable by the Company to Mr. John Cawood in the amount of $100,000 became due and payable. At the present time the Company does not have means to repay the note. The Company has not been contacted by Mr. Cawood or any party representing Mr. Cawood regarding this note.

Lawsuit by Margaret Wisniewski

On December 4, 2008, Margaret Wisniewski purchased from the Company a One-year Convertible Promissory Note in the amount of $50,000.  Mrs. Wisniewski has now filed suit in the Circuit Court of the Thirteenth Judicial Circuit in and for Hillsborough County, State of Florida seeking a return of her investment.  The complaint alleges the investment constituted exploitation of a vulnerable adult.  The Company did not have the funding necessary to defend the suit and the Company’s default has been entered with the court but no default judgment has been entered.  Opposing counsel has agreed to not enter default judgment at this time but rather negotiate an agreement whereby the Company will pay the amounts owed.  These amounts have been accrued in the accompanying condensed consolidated balance sheet in settlement liabilities. Management has recently reached out to opposing counsel for the purpose of settling this dispute through the issuance of stock.